SCHEDULE OF BASIC AND DILUTED NET LOSS PER COMMON STOCK (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 16, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Diluted net income per common share
Diluted weighted average shares outstanding	50,000,000
Redeemable Common Stock [Member]
Basic net income per common share
Allocation of net income		$ (162,136)	$ 601,778	$ (179,312)	$ 1,264,119	$ 2,479,816	$ 1,163,106
Basic weighted-average shares outstanding		1,442,097	11,500,000	1,466,757	11,500,000	11,253,200	5,860,274
Basic net income per common share		$ (0.11)	$ 0.05	$ (0.12)	$ 0.11	$ 0.22	$ 0.20
Diluted net income per common share
Allocation of net income		$ (162,136)	$ 601,778	$ (179,312)	$ 1,264,119	$ 2,479,816	$ 1,138,010
Diluted weighted average shares outstanding		1,442,097	11,500,000	1,466,757	11,500,000	11,253,200	5,860,274
Diluted net income per common share		$ (0.11)	$ 0.05	$ (0.12)	$ 0.11	$ 0.22	$ 0.19
Nonredeemable Common Stock [Member]
Basic net income per common share
Allocation of net income		$ (477,730)	$ 222,348	$ (519,456)	$ 467,075	$ 936,353	$ 704,281
Basic weighted-average shares outstanding		4,249,090	4,249,090	4,249,090	4,249,090	4,249,090	3,548,500
Basic net income per common share		$ (0.11)	$ 0.05	$ (0.12)	$ 0.11	$ 0.22	$ 0.20
Diluted net income per common share
Allocation of net income		$ (477,730)	$ 222,348	$ (519,456)	$ 467,075	$ 936,353	$ 729,377
Diluted weighted average shares outstanding		4,249,090	4,249,090	4,249,090	4,249,090	4,249,090	3,755,982
Diluted net income per common share		$ (0.11)	$ 0.05	$ (0.12)	$ 0.11	$ 0.22	$ 0.19